Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
BORROWINGS [Abstract]
Loans' outstanding amounts
	December 31, 2018	December 31, 2017
Senior Notes	$375,000	$375,000
Term Loan B Facility	$99,000	$100,000
Notes Payable	$26,875	$31,109
BBVA loan	$19,300	$23,250
Term Bank loan	$11,900	$13,300
Credit agreement for a river and estuary tanker	$5,909	—
Loan for Nazira	$184	$253

Total borrowings	538,168	542,912
Less: current portion	(14,578)	(9,965)
Less: deferred financing costs, net	(7,982)	(10,166)

Total long-term borrowings	$515,608	$522,781

Principal payments

Year	Amount in thousands of U.S. dollars
2019	$15,821
2020	15,348
2021	110,257
2022	389,205
2023	5,012
2024 and thereafter	2,525

Total	$538,168